Expense Example {- Fidelity® Fund} - 06.30 Fidelity Fund Retail PRO-09 - Fidelity® Fund - Fidelity Fund-Retail Class	Aug. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567